Securities - Summary of Proceeds and Gains and Losses from Sales of Available-for-Sale Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Investments, Debt and Equity Securities [Abstract]
Proceeds	$ 1
Realized gains	1
Realized losses	0
Net securities gains	$ 1